Submission	Nov. 15, 2025
Submission [Line Items]
Central Index Key	0002085372
Registrant Name	Jiansu (Shanghai) Information Technology Co., Ltd
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES